Warrants - Activity (Details)		1 Months Ended		12 Months Ended
	Aug. 31, 2022 shares	Aug. 31, 2022 shares	Aug. 31, 2021 shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2022 USD ($)
Number of warrants
Balance - Beginning of year (in shares)				12,452,178	4,521,605	4,212,026
Issued (in shares)					11,792,602	3,762,796
Expired (in shares)				(320,328)	(186,746)	(3,388,026)
Exercised (in shares)				(503,672)	(3,675,283)	(65,191)
Balance - End of year (in shares)				11,628,178	12,452,178	4,521,605
Amount
Balance - Beginning of year | $				$ 4,176,780	$ 4,460,728	$ 1,731,250
Issued | $					3,707,789	3,980,498
Expired | $					(75,886)	(1,234,749)
Exercised | $				(2,014,688)	(3,999,272)	(95,263)
Earned | $				1,355,775	83,421	78,992
Balance - End of year | $				$ 3,517,867	4,176,780	$ 4,460,728
Warrants - exercise price of $3.25
Amount
Warrants issued as result of warrant exercised (in shares)				128,203		18,796
Fair value of warrants issued as result of warrant exercised					$ 21,452		$ 144,976
Exercise price of warrants issued as result of warrant exercised (in $ per share) | $ / shares				$ 3.25	$ 3.25
Warrants - exercise price of $2.50
Amount
Warrants exercised that resulted in issuance of warrants (in shares)				(256,409)	(37,591)
Warrants exercised that resulted in issuance of warrants (in $ per share) | $ / shares				$ 2.50	$ 2.50
Caro Development Agreement
Number of warrants
Expired (in shares)	(320,328)
Exercised (in shares)		503,672	(503,672)
Earned (in shares)				338,943	20,856	19,748
Amount
Earned | $				$ 1,355,775	$ 83,421	$ 78,992